Financial risk management - Summary of Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Total debt	$ 862,116	$ 817,958		$ 635,396
Total equity	1,108,145	683,019	[1],[2]	$ 712,304	[2],[3]	$ 564,150
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 1,970,261	$ 1,500,977
Gearing ratio	44.00%	54.00%

[1]	2017 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.
[3]	2016 information has been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.